STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity for the expired Stock Option Plans

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Outstanding, beginning of year	19,100	$31.50
Granted	—	—
Forfeited or expired	(6,475)	33.05
Exercised	—	—
Outstanding, end of year	12,625	$30.46	4.9 months	$—
Vested and expected to vest	12,625	$30.46	4.9 months	$—
Exercisable, end of year	12,625	$30.46	4.9 months	$—

Schedule of options outstanding at year-end
		Outstanding		Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Options	Life	Price	Options	Price

From $29.50 to $31.00 per share	12,625	4.9	30.46	12,625	30.46

2005 Restricted Stock Grant Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of changes in the Company's nonvested shares

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share

Nonvested at January 1, 2014	15,565	$280,016	$17.99
Granted	7,475	181,194	24.24
Vested	(4,956)	(87,769)	17.71
Forfeited	(390)	(7,855)	20.14
Nonvested at December 31, 2014	17,694	$365,586	$20.66

2009 Stock Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of changes in the Company's nonvested shares

		Weighted-Average	Fair
		Grant-Date	Value
Nonvested Shares	Shares	Fair Value	Per Share
Nonvested at January 1, 2014	900	$20,880	$23.20
Granted	—	—	—
Vested	180	(4,176)	23.20
Forfeited	—	—	—
Nonvested at December 31, 2014	720	$16,704	$23.20